Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net accrued charter revenue by maturities [Abstract]
2013	$ (162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018 and thereafter	30
Total	$ (6,346)	$ 288